FEDERATED HERMES INVESTMENT SERIES FUNDS, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 25, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INVESTMENT SERIES FUNDS, INC. (the “Registrant”)
Federated Hermes Corporate Bond Fund Class A Shares Class B Shares Class C Shares Class F Shares Class R6 Shares Institutional Shares (the “Fund”)

1933 Act File No. 33-48874 1940 Act File No. 811-58429

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated January 31, 2023, that would have otherwise been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 64 on January 24, 2023.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary